Fair Value (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012
Fair value
Total fair value	$ 531,004	$ 530,248	$ 656,341	$ 203,661	$ 448,384	$ 410,071	$ 248,974	$ 176,282
Mortgage loans held for sale at fair value
Fair value
Current through 89 days delinquent	524,665				447,889
Not in foreclosure	5,567				288
In foreclosure	772				207
Total fair value	531,004				448,384
Principal amount due upon maturity
Current through 89 days delinquent	504,705				418,650
Not in foreclosure	5,479				390
In foreclosure	660				233
Total principal amount due upon maturity	510,844				419,273
Difference
Current through 89 days delinquent	19,960				29,239
Not in foreclosure	88				(102)
In foreclosure	112				(26)
Total difference	$ 20,160				$ 29,111